AXP(SM)
                                                                     Utilities
                                                                   Income Fund

                                                            1999 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)

(icon of) magnifying glass

The primary goal of AXP Utilities Income Fund is a high level of current income. Secondary goals are growth of income and capital. The Fund invests primarily in securities of public utility companies.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Distributed by American Express  Financial  Advisors Inc.

AMERICAN EXPRESS Financial Advisors (logo)

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Dependable
Dividends

Making money in the stock market isn't limited to trying to find stocks with rising prices. Many investors prefer to focus on the steady income stream provided by securities that pay substantial dividends. And perhaps no segment of the market has a more consistent record of paying dividends than the utilities industry -- the companies that provide basics such as electricity, water and telephone service.

AXP UTILITIES INCOME FUND   (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             11
Financial Statements                     12
Notes to Financial Statements            15
Investments in Securities                21
Federal Income Tax Information           27

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       7p
Fees and Expenses                      9p
Management                            10p
Buying and Selling Shares             10p
Valuing Fund Shares                   10p
Investment Options                    11p
Purchasing Shares                     12p
Sales Charges                         15p
Exchanging/Selling Shares             19p
Distributions and Taxes               24p
Personalized Shareholder
  Information                         25p
About the Company                     26p
Quick Telephone Reference             28p
Financial Highlights                  29p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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From the Chairman

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name  from  "IDS" to "AXP."
o A new  shareholder service and distribution plan.
o A change in the investment management services agreement.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.



Arne H. Carlson


From the Portfolio Manager

(picture of) Bernhard M. Fleming
Bernhard M. Fleming
Portfolio manager

In a volatile period for the stock market, AXP Utilities Income Fund provided relatively consistent performance on the way to generating a total return of 20.15% (Class A shares) for the July 1998 through June 1999 fiscal year. (A portion of the Fund's return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by a like amount at that time.)

At the outset of the period, it appeared that the U.S. stock market might be gearing up for another spectacular surge, as it sprinted to an all-time high by mid-July. But just as quickly, the environment changed. The catalyst was a new outbreak of the so-called "Asian flu," the economic malady that first struck Southeast Asia in 1997. This time it surfaced in Russia and, soon after, Latin America, and re-ignited fear that American companies' profits would suffer as a result of reduced business overseas. Investors responded with heavy stock-selling that, by the time things quieted down in the fall, drove the broad market down by nearly 20%.

AXP UTILITIES INCOME FUND  (This annual report is not part of the prospectus.)

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But,  supported in large part by three  interest-rate  reductions by the Federal
Reserve, stocks soon got back on their feet and, with another display of the remarkable resilience they've shown in recent years, staged a spectacular rally through the end of 1998. After a brief setback in late winter caused by concerns about a potential increase in inflation, stocks again got back on the positive track to conclude the period on a positive note.

PHONES SET THE PACE
For their part, utilities stocks experienced a less-volatile ride, as their "defensive" nature enabled them to hold up better than the market as a whole during the downturns while still allowing them to participate in the rallies. For the period overall, telephone stocks were the clear winners, led by big gains by major players such as AT&T and WorldCom. Well behind phones' performance, though still making a solid contribution, were electric companies, which were followed by natural gas providers, easily the weakest of the three groups.

As for the portfolio mix, I kept the great majority of assets in phone and electric securities, with roughly equal amounts in each. The rest went mainly into natural gas issues and cash reserves. On a geographic basis, foreign investments, primarily in European phone companies, were reduced from about 11% of assets in mid-1998 to about 7% at the end of the fiscal year, as I believed the U.S. market offered better opportunity for gain. As the period progressed, I also reduced the natural gas exposure and put most of the proceeds into the phone group.

Looking to the current fiscal year, while the possibility of higher interest rates in the months ahead could present a problem for utility stocks, some favorable fundamentals remain in place. Chief among them are positive momentum in the electrics and attractive prices and healthy yields among the telephones.



Bernhard M. Fleming

(This annual report is not partf of the prospectus.)  ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                             $9.91
June 30, 1998                                             $8.98
Increase                                                  $0.93

Distributions -- July 1, 1998 - June 30, 1999
From income                                               $0.37
From capital gains                                        $0.43
Total distributions                                       $0.80
Total return*                                            +20.15%**

Class B -- 12-month performance

(All figures per share)

Net asset value (NAV)
June 30, 1999                                             $9.91
June 30, 1998                                             $8.98
Increase                                                  $0.93

Distributions -- July 1, 1998 - June 30, 1999
From income                                               $0.30
From capital gains                                        $0.43
Total distributions                                       $0.73
Total return*                                            +19.29%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                             $9.91
June 30, 1998                                             $8.98
Increase                                                  $0.93

Distributions -- July 1, 1998 - June 30, 1999
From income                                               $0.38
From capital gains                                        $0.43
Total distributions                                       $0.81
Total return*                                            +20.25%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP UTILITIES INCOME FUND (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                      Percent                  Value
                                  (of net assets)       (as of June 30, 1999)
 MCI WorldCom                           4.23%               $77,625,000
 Ameritech                              3.81                 69,825,000
 AT&T                                   3.35                 61,393,749
 Enron                                  2.68                 49,050,000
 BellSouth                              2.56                 46,875,000
 Bell Atlantic                          2.50                 45,762,500
 ALLTEL                                 2.34                 42,900,000
 GTE                                    2.27                 41,662,500
 U S WEST Communications Group          2.24                 41,125,000
 SBC Communications                     2.21                 40,600,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 28.19% of net assets


(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.
All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP UTILITIES INCOME FUND  (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How your $10,000 has grown in AXP Utilities Income Fund

$50,000
                                                               X
                                                           S&P 500 Index
$40,000
                                                                      X
                                                                   $37,562
$30,000                                                AXP Utilities Income Fund
                                                                         Class A

                                                               X
                                                  Lipper Utility Fund Index
$20,000


$10,000


$9,500




89     90     91     92     93     94     95     96     97     98     99

Average annual total return (as of June 30, 1999)
                 1 year          5 years     10 years      Since inception
 Class A         +14.15%         +17.69%      +14.15%               --%
 Class B         +15.29%             --%          --%           +21.11%*
 Class Y         +20.25%             --%          --%           +22.33%*

*Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $20,546. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Utility Fund Index. In comparing AXP Utilities Income Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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S&P 500 Index,  an unmanaged  list of common  stocks,  is  frequently  used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Utility Fund Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives. This Fund invests at least 65% of its equity portfolio in the utilities industry.

AXP UTILITIES INCOME FUND   (This annual report is not part of the prospectus.)

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The  financial   statements   contained  in  Post-Effective   Amendment  #22  to
Registration Statement No. 33-20872 filed on or about August 26, 1999, are incorporated herein by reference.

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Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

AXP Utilities Income Fund, Inc.
Fiscal year ended June 30, 1999

Class A

Income distributions taxable as dividend income, 75.11% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 24, 1998                                $0.05507
Dec. 22, 1998                                  0.21609
March 24, 1999                                 0.04979
June 23, 1999                                  0.05264
Total                                         $0.37359

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.43058
Total distributions                           $0.80417

The distribution of $0.64667 per share, payable Dec. 22, 1998, consisted of $0.05388 derived from net investment income, $0.16221 from net short-term capital gains (a total of $0.21609 taxable as dividend income) and $0.43058 from net long-term capital gains.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

Class B
Income distributions taxable as dividend income, 75.11% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 24, 1998                                $0.03822
Dec. 22, 1998                                  0.19904
March 24, 1999                                 0.03197
June 23, 1999                                  0.03438
Total                                         $0.30361

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.43058
Total distributions                           $0.73419

The distribution of $0.62962 per share, payable Dec. 22, 1998, consisted of $0.03683 derived from net investment income, $0.16221 from net short-term capital gains (a total of $0.19904 taxable as dividend income) and $0.43058 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 75.11% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 24, 1998                                $0.05668
Dec. 22, 1998                                  0.21779
March 24, 1999                                 0.05179
June 23, 1999                                  0.05469
Total                                         $0.38095

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.43058
Total distributions                           $0.81153

The distribution of $0.64837 per share, payable Dec. 22, 1998, consisted of $0.05558 derived from net investment income, $0.16221 from net short-term capital gains (a total of $0.21779 taxable as dividend income) and $0.43058 from net long-term capital gains.

AXP UTILITIES INCOME FUND    (This annual report is not part of the prospectus.)

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S-6341 N (8/99)

AXP Utilities Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.